LEASES	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
LEASES

NOTE 7 – LEASES

The Company adopted the new standard on January 1, 2020 using the modified retrospective approach. The Company has elected to apply the transition method that allows companies to continue applying the guidance under the lease standard in effect at that time in the comparative periods presented in these financial statements and recognize a cumulative-effect adjustment to the opening balance of retained earnings on the date of adoption. The Company also elected the “package of practical expedients”, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs.

Results for reporting periods beginning after January 1, 2020 are presented under the new standard, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. Upon adoption of the new lease standard, on January 1, 2020, the Company capitalized right-of-use (“ROU”) assets of $124,524 and $132,485 of lease liabilities, within the Company’s condensed balance sheets upon adoption. Additionally, the Company reversed its deferred rent liability of $7,960, which upon adoption became a component of the right-of-use asset. The adoption of this standard did not have an impact on the Company’s statement of operations or cash flows and did not result in a cumulative catch-up adjustment to the opening balance of retained earnings.

The Company executed a month-to-month cancellable operating lease, leasing office space in an executive suite, commencing on January 1, 2020 for $169 per month. The monthly rent increased to $203 effective October 1, 2020, and to $291 effective October 1, 2021. The Company recorded rent expense of $1,746 and $1,746 for the nine months ended September 30, 2022 and 2021, respectively.

On May 24, 2020, the Company executed a month-to-month rental agreement to lease furnished premises. The lease term commenced June 1, 2020 for a one-year term with a monthly rent of $11,500 per month and was initially to terminate on May 31, 2021. The landlord required a security deposit of $15,000 on the commencement date of the lease, and an additional $10,000 security deposit on November 1, 2020. On May 30, 2020, the Company paid to the landlord security deposit of $15,000 and prepaid the rent of $69,000 for the six months ended November 30, 2020. On October 1, 2020, pursuant to the terms of the lease agreement, the Company paid to the landlord an additional security deposit of $10,000 and prepaid rent of $69,000 for the six months term starting December 1, 2020 to May 31, 2021. On June 24, 2021, the landlord agreed to extend the lease term through the earlier of August 31, 2021 or the end of COVID -19 period, and reduced the month-to-month rent to $8,500 per month. All other terms of the original lease remained the same. The Company and landlord agreed to end the lease on October 13, 2021. The Company recorded a rent expense of $0 and $50,568 for the nine months ended September 30, 2022 and 2021, respectively.

The Company has recorded total rent expense of $0 and $52,314 for all its leases for the nine months ended September 30, 2022 and 2021, respectively.